UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

December 1, 2007 to December 31, 2007

Commission File Number of issuing entity: 333-137495-01

PERMANENT MASTER ISSUER PLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-137495

PERMANENT FUNDING (NO. 2) LIMITED

(Exact name of depositor as specified in its charter)

BANK OF SCOTLAND PLC

(Exact name of sponsor as specified in its charter)

UNITED KINGDOM

(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable

(I.R.S. Employer Identification No.)

35 Great St. Helen’s, London, United Kingdom EC3A 6AP

(Address of principal executive offices of the issuing entity)

+44 (0)20 7398 6300

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2006-1, Class 2A			☒
Series 2006-1, Class 2B			☒
Series 2006-1, Class 2C			☒
Series 2006-1, Class 5A			☒
Series 2007-1, Class 1A			☒
Series 2007-1, Class 1B			☒
Series 2007-1, Class 1C			☒
Series 2007-1, Class 2A1			☒
Series 2007-1, Class 2A2			☒
Series 2007-1, Class 4A			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒     No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

A distribution was made on December 17, 2007 by Citibank, N.A., as principal paying agent on behalf of the issuing entity, to the holders of the 2007-1 Class 1A notes listed above.

The description of the distribution and pool performance for the distribution period from December 1, 2007 to December 31, 2007 is provided in the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in (a) the Prospectus Supplement relating to the Series 2006-1 notes dated October 11, 2006 (the “2006-1 Prospectus Supplement”) and the related Prospectus dated October 11, 2006 (together with the 2006-1 Prospectus Supplement, the “2006-1 Prospectus”) of Permanent Master Issuer plc (the “issuing entity”) filed with the Securities and Exchange Commission (the “SEC”) on October 12, 2006 pursuant to Rule 424(b)(5) under the Securities Act of 1933 (the “Securities Act”) and (b) the Prospectus Supplement relating to the Series 2007-1 notes dated February 23, 2007 (the “2007-1 Prospectus Supplement”) and the related Prospectus dated February 13, 2007 (together with the 2007-1 Prospectus Supplement, the “2007-1 Prospectus”) of the issuing entity filed with the SEC on February 27, 2007 pursuant to Rule 424(b)(5) under the Securities Act.

PART II – OTHER INFORMATION

Item 9. Exhibits.

Exhibit No.	Description

99.1	Monthly Statement furnished to noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

PERMANENT FUNDING (NO. 2) LIMITED,
as Depositor

Date: January 18, 2008	/s/ David Balai
By: David Balai
Title: Director

INDEX TO EXHIBITS

Exhibit No.	Description

99.1	Monthly Statement furnished to noteholders